Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,821	R$ 4,368	R$ 38
Increase from business acquisitions			5,512
Increase in deferred revenue in the current year	9,845	9,566	9,658
Revenue recognized during the current year	(10,521)	(10,113)	(10,840)
Balance ending	R$ 3,145	R$ 3,821	R$ 4,368